Derivative Instruments - Effect of (Losses) Gains on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivative instruments	$ 126,450	$ 86,467	$ (51,072)
Total realized and unrealized (loss) gain on derivative instruments	(42,853)	(20,313)	(73,704)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(77,396)	(59,972)	(85,416)
Unrealized gain (loss) on derivative instruments	34,543	39,659	11,712
Total realized and unrealized (loss) gain on derivative instruments	(42,853)	(20,313)	(73,704)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(78,296)	(52,819)	(71,617)
Unrealized gain (loss) on derivative instruments	33,114	29,937	11,952
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	900	(7,153)	(13,799)
Unrealized gain (loss) on derivative instruments	$ 1,429	$ 9,722	$ (240)